Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class B preferred stock, par value	$ 0.001	$ 0.001
Class B preferred stock, authorized	10,000,000	10,000,000
Class B preferred stock, issued	0	1,317,329
Class B preferred stock, outstanding	0	1,317,329
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	5,000,000	5,000,000
Class A Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	50,000	50,000
Common stock, issued	50,000	50,000
Common stock, outstanding	50,000	50,000
Class B Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	4,950,000	4,950,000
Common stock, issued	1,111,681	874,315
Common stock, outstanding	1,111,681	874,315